Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Common stocks: 97.96%
Communication services: 10.01%
Diversified telecommunication services: 0.85%
AT&T Incorporated	145,642	$ 3,678,917
Verizon Communications Incorporated	110,666	5,864,191
		9,543,108
Entertainment: 1.69%
Activision Blizzard Incorporated	76,724	5,999,050
Netflix Incorporated †	12,340	8,518,425
The Walt Disney Company †	26,988	4,562,861
		19,080,336
Interactive media & services: 6.90%
Alphabet Incorporated Class A †	8,432	24,966,477
Alphabet Incorporated Class C †	10,106	29,968,433
Facebook Incorporated Class A †	70,607	22,846,307
		77,781,217
Media: 0.57%
Comcast Corporation Class A	123,887	6,371,508
Consumer discretionary: 11.70%
Automobiles: 2.65%
General Motors Company †	113,308	6,167,354
Tesla Motors Incorporated †	21,292	23,719,288
		29,886,642
Hotels, restaurants & leisure: 1.19%
Chipotle Mexican Grill Incorporated †	969	1,723,880
McDonald's Corporation	25,990	6,381,845
Royal Caribbean Cruises Limited †	18,650	1,574,620
Starbucks Corporation	34,691	3,679,674
		13,360,019
Household durables: 0.68%
D.R. Horton Incorporated	63,725	5,688,731
PulteGroup Incorporated	41,094	1,975,800
		7,664,531
Internet & direct marketing retail: 3.61%
Amazon.com Incorporated †	12,059	40,668,133
Leisure products: 0.29%
Polaris Industries Incorporated	12,151	1,396,757
The Brunswick Corporation	20,288	1,888,610
		3,285,367
Multiline retail: 0.64%
Target Corporation	27,974	7,262,610
Specialty retail: 2.07%
AutoZone Incorporated †	1,015	1,811,613
Bath & Body Works Incorporated	22,384	1,546,511
See accompanying notes to portfolio of investments

Allspring Disciplined U.S. Core Fund  |  1

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Specialty retail (continued)
Best Buy Company Incorporated	27,052	$ 3,306,836
Lowe's Companies Incorporated	31,499	7,365,096
The Home Depot Incorporated	25,115	9,336,250
		23,366,306
Textiles, apparel & luxury goods: 0.57%
Nike Incorporated Class B	38,077	6,369,901
Consumer staples: 5.57%
Beverages: 0.55%
Monster Beverage Corporation †	21,472	1,825,120
PepsiCo Incorporated	11,508	1,859,693
The Coca-Cola Company	43,835	2,470,979
		6,155,792
Food & staples retailing: 1.58%
Costco Wholesale Corporation	11,898	5,848,343
Walmart Incorporated	79,785	11,921,475
		17,769,818
Food products: 1.66%
Archer Daniels Midland Company	59,930	3,849,903
Bunge Limited	51,451	4,766,421
Darling Ingredients Incorporated †	37,387	3,159,949
Tyson Foods Incorporated Class A	87,268	6,978,822
		18,755,095
Household products: 1.07%
The Procter & Gamble Company	84,099	12,025,316
Personal products: 0.34%
The Estee Lauder Companies Incorporated Class A	11,913	3,863,743
Tobacco: 0.37%
Philip Morris International Incorporated	43,845	4,145,106
Energy: 2.76%
Oil, gas & consumable fuels: 2.76%
Cabot Oil & Gas Corporation	147,089	3,135,937
Chevron Corporation	59,044	6,759,948
Diamondback Energy Incorporated	51,794	5,551,799
EOG Resources Incorporated	43,714	4,041,796
Exxon Mobil Corporation	180,255	11,621,040
		31,110,520
Financials: 11.85%
Banks: 4.23%
Bank of America Corporation	88,472	4,227,192
Citigroup Incorporated	89,942	6,220,389
JPMorgan Chase & Company	107,106	18,196,238
Regions Financial Corporation	328,681	7,783,166
See accompanying notes to portfolio of investments

2  |  Allspring Disciplined U.S. Core Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Banks (continued)
Signature Bank	15,173	$ 4,518,823
US Bancorp	110,991	6,700,527
		47,646,335
Capital markets: 2.68%
Bank of New York Mellon Corporation	62,579	3,704,677
BlackRock Incorporated	4,360	4,113,486
Morgan Stanley	34,267	3,521,962
Northern Trust Corporation	42,306	5,205,330
The Carlyle Group Incorporated	87,875	4,934,181
The Goldman Sachs Group Incorporated	21,198	8,762,193
		30,241,829
Consumer finance: 0.52%
Capital One Financial Corporation	19,926	3,009,424
Synchrony Financial	60,400	2,805,580
		5,815,004
Diversified financial services: 1.72%
Berkshire Hathaway Incorporated Class B †	54,816	15,732,740
Equitable Holdings Incorporated	108,047	3,619,575
		19,352,315
Insurance: 2.70%
Arch Capital Group Limited †	112,800	4,717,296
Everest Reinsurance Group Limited	16,128	4,217,472
Fidelity National Financial Incorporated	64,873	3,108,065
Lincoln National Corporation	37,870	2,732,321
MetLife Incorporated	123,952	7,784,186
Old Republic International Corporation	157,267	4,062,207
The Hartford Financial Services Group Incorporated	52,163	3,804,248
		30,425,795
Health care: 13.42%
Biotechnology: 1.88%
AbbVie Incorporated	49,993	5,732,697
Amgen Incorporated	16,160	3,344,635
Exelixis Incorporated †	197,587	4,250,096
United Therapeutics Corporation †	15,562	2,968,607
Vertex Pharmaceuticals Incorporated †	26,537	4,907,487
		21,203,522
Health care equipment & supplies: 1.68%
Abbott Laboratories	49,495	6,379,409
Baxter International Incorporated	32,651	2,578,123
Edwards Lifesciences Corporation †	44,301	5,308,146
Medtronic plc	38,617	4,628,634
		18,894,312
Health care providers & services: 4.03%
AmerisourceBergen Corporation	53,278	6,500,982
Anthem Incorporated	19,037	8,283,570
CVS Health Corporation	69,987	6,248,439
McKesson Corporation	35,951	7,473,494
See accompanying notes to portfolio of investments

Allspring Disciplined U.S. Core Fund  |  3

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Health care providers & services (continued)
Molina Healthcare Incorporated †	16,111	$ 4,764,345
UnitedHealth Group Incorporated	26,304	12,112,203
		45,383,033
Health care technology: 0.26%
Veeva Systems Incorporated Class A †	9,141	2,897,788
Life sciences tools & services: 1.91%
Danaher Corporation	36,416	11,353,416
Maravai LifeSciences Holdings Class A †	53,754	2,273,257
Thermo Fisher Scientific Incorporated	12,463	7,889,951
		21,516,624
Pharmaceuticals: 3.66%
Bristol-Myers Squibb Company	113,046	6,601,886
Eli Lilly & Company	9,108	2,320,354
Johnson & Johnson	96,246	15,676,548
Merck & Company Incorporated	99,195	8,734,120
Pfizer Incorporated	181,934	7,957,793
		41,290,701
Industrials: 7.99%
Aerospace & defense: 0.45%
Lockheed Martin Corporation	12,908	4,289,587
The Boeing Company †	3,793	785,265
		5,074,852
Air freight & logistics: 1.29%
Expeditors International of Washington Incorporated	26,631	3,282,537
FedEx Corporation	22,148	5,216,518
United Parcel Service Incorporated Class B	28,137	6,006,405
		14,505,460
Airlines: 0.26%
Delta Air Lines Incorporated †	73,708	2,884,194
Building products: 1.29%
Carrier Global Corporation	96,980	5,065,265
Masco Corporation	95,718	6,274,315
Owens Corning Incorporated	34,381	3,211,529
		14,551,109
Commercial services & supplies: 0.47%
Waste Management Incorporated	32,765	5,249,936
Construction & engineering: 0.53%
Quanta Services Incorporated	49,429	5,994,749
Electrical equipment: 1.35%
AMETEK Incorporated	25,902	3,429,425
Eaton Corporation plc	27,874	4,592,520
Generac Holdings Incorporated †	4,479	2,233,050
Regal-Beloit Corporation	32,838	5,002,213
		15,257,208
See accompanying notes to portfolio of investments

4  |  Allspring Disciplined U.S. Core Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Industrial conglomerates: 0.21%
Honeywell International Incorporated	11,121	$ 2,431,273
Machinery: 2.14%
AGCO Corporation	36,754	4,491,706
Crane Company	21,681	2,239,214
Cummins Incorporated	19,976	4,791,044
Deere & Company	7,471	2,557,398
Oshkosh Corporation	29,063	3,109,741
Parker-Hannifin Corporation	11,453	3,396,845
Snap-on Incorporated	17,119	3,479,094
		24,065,042
Information technology: 27.63%
Communications equipment: 1.02%
Cisco Systems Incorporated	204,343	11,437,078
Electronic equipment, instruments & components: 0.63%
Keysight Technologies Incorporated †	22,037	3,967,101
Zebra Technologies Corporation Class A †	5,787	3,089,969
		7,057,070
IT services: 3.25%
Accenture plc Class A	20,028	7,185,846
Cognizant Technology Solutions Corporation Class A	9,854	769,499
International Business Machines Corporation	17,289	2,162,854
MasterCard Incorporated Class A	15,831	5,311,617
PayPal Holdings Incorporated †	34,575	8,041,799
Visa Incorporated Class A	61,977	13,124,869
		36,596,484
Semiconductors & semiconductor equipment: 5.76%
Applied Materials Incorporated	64,704	8,841,802
Broadcom Incorporated	20,054	10,662,110
Enphase Energy Incorporated †	4,263	987,439
Intel Corporation	112,461	5,510,589
Lam Research Corporation	10,093	5,688,112
Micron Technology Incorporated	31,348	2,166,147
NVIDIA Corporation	72,446	18,522,269
Qorvo Incorporated †	27,455	4,618,755
Qualcomm Incorporated	59,492	7,914,816
		64,912,039
Software: 10.72%
Adobe Incorporated †	15,080	9,807,429
Cadence Design Systems Incorporated †	14,260	2,468,549
Fortinet Incorporated †	15,502	5,213,943
Intuit Incorporated	15,228	9,532,576
Microsoft Corporation	230,488	76,434,431
Oracle Corporation	97,090	9,314,815
Salesforce.com Incorporated †	26,897	8,060,762
		120,832,505
See accompanying notes to portfolio of investments

Allspring Disciplined U.S. Core Fund  |  5

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals: 6.25%
Apple Incorporated	457,257	$ 68,497,099
HP Incorporated	65,054	1,973,088
		70,470,187
Materials: 2.58%
Chemicals: 0.92%
DuPont de Nemours Incorporated	54,200	3,772,320
Eastman Chemical Company	28,539	2,968,912
LyondellBasell Industries NV Class A	39,463	3,662,956
		10,404,188
Containers & packaging: 0.64%
Avery Dennison Corporation	8,234	1,792,706
Berry Global Group Incorporated †	66,208	4,339,272
Sealed Air Corporation	17,721	1,051,210
		7,183,188
Metals & mining: 1.02%
Freeport-McMoRan Incorporated	56,377	2,126,540
Newmont Corporation	41,942	2,264,868
Nucor Corporation	28,895	3,226,127
Reliance Steel & Aluminum Company	26,770	3,912,703
		11,530,238
Real estate: 2.62%
Equity REITs: 2.62%
Alexandria Real Estate Equities Incorporated	30,168	6,158,496
American Tower Corporation	16,432	4,633,331
Essex Property Trust Incorporated	4,794	1,629,624
Gaming and Leisure Properties Incorporated	63,518	3,079,988
Prologis Incorporated	49,135	7,122,610
Public Storage Incorporated	9,664	3,210,188
SBA Communications Corporation	10,801	3,729,909
		29,564,146
Utilities: 1.83%
Electric utilities: 0.47%
NextEra Energy Incorporated	31,691	2,704,193
The Southern Company	40,396	2,517,479
		5,221,672
Independent power & renewable electricity producers: 0.44%
AES Corporation	198,624	4,991,421
Multi-utilities: 0.92%
Dominion Energy Incorporated	19,474	1,478,661
DTE Energy Company	34,883	3,953,988
Sempra Energy	38,507	4,914,648
		10,347,297
Total Common stocks (Cost $539,443,524)		1,103,693,662

See accompanying notes to portfolio of investments

6  |  Allspring Disciplined U.S. Core Fund

Portfolio of investments—October 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.04%
Investment companies: 2.04%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	22,982,699	$ 22,982,699
Total Short-term investments (Cost $22,982,699)				22,982,699
Total investments in securities (Cost $562,426,223)	100.00%			1,126,676,361
Other assets and liabilities, net	(0.00)			(30,433)
Total net assets	100.00%			$1,126,645,928

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,482,368	$41,030,050	$(37,529,719)	$0	$0	$22,982,699	22,982,699	$1,118
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	97	12-17-2021	$21,665,371	$22,295,450	$630,079	$0
See accompanying notes to portfolio of investments

Allspring Disciplined U.S. Core Fund  |  7

Notes to portfolio of investments—October 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

8  |  Allspring Disciplined U.S. Core Fund

Notes to portfolio of investments—October 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$112,776,169	$0	$0	$112,776,169
Consumer discretionary	131,863,509	0	0	131,863,509
Consumer staples	62,714,870	0	0	62,714,870
Energy	31,110,520	0	0	31,110,520
Financials	133,481,278	0	0	133,481,278
Health care	151,185,980	0	0	151,185,980
Industrials	90,013,823	0	0	90,013,823
Information technology	311,305,363	0	0	311,305,363
Materials	29,117,614	0	0	29,117,614
Real estate	29,564,146	0	0	29,564,146
Utilities	20,560,390	0	0	20,560,390
Short-term investments
Investment companies	22,982,699	0	0	22,982,699
	1,126,676,361	0	0	1,126,676,361
Futures contracts	630,079	0	0	630,079
Total assets	$1,127,306,440	$0	$0	$1,127,306,440
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2021, the Fund did not have any transfers into/out of Level 3.

Allspring Disciplined U.S. Core Fund  |  9